UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment  [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Samuel James Limited
Address:      32 West Pennsylvania Avenue
         2nd floor
         Towson, MD 21204

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: GABRIEL J. POGGI
Title: COO
Phone: 410-296-6605
Signature, Place, and Date of Signing:

    GABRIEL J. POGGI    Towson, MD     February 1, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     25

Form 13F Information Table Value Total:     $215,520(in 1000's)


List of Other Included Managers:  NONE














FORM 13F INFORMATION TABLE

 COLUMN 1          COLUMN 2       COLUMN 3       COLUMN 4       COLUMN 5
COLUM
N 6      COLUMN 7       COLUMN 8

 Name of Issuer         Title of Class      CUSIP     Value (x$1000)      SHRS
         Investment     Other          Voting Authority

                   D
iscretion     Managers


Amer. Int'l Group       COM            26874107            3464           32,034
         Sole                None            32.034
Amer. Express           COM            25816109            6266           37,690
         Sole                None            37,690
Chase Manhattan         COM       16161A108         1663             21,400

Sole               None            21,400
Cisco Sys Inc           COM       17275R102         3423             31,950

Sole               None            31,950
Coca Cola Co            COM            191216100           8700           149,36
2        Sole                None           149,362
Disney Walt Co          COM            254687106           5103           174,45
6   Sole                None           174,456
Earthshell Corp         COM       27032B100           2325           563547
S
ole                None           563547
Fed Home Loan Mtg       COM            313400301           4290           91,160
         Sole                None            91,160
General Elec Co         COM            369604103           9161           59,200
         Sole                None            59,200
Gillette Co                  COM            375766102           4267
103,5
98       Sole                None           103,598
Global Crossing         COM       G3921A100 4000       80,000        Sole
None
          80,000
Intel Corp                   COM            458140100           27404
332,9
26       Sole                None           332,926
JDS Uniphase       COM       46612J101 14397          89,248         Sole
None
     89248
Johnson & Johnson       COM            478160104           3355           35,980
         Sole                None            35,980
Luminant Worldwide COM       550260103 523       11,500         Sole      None

 11,500
MCI Worldcom            COM       55268B106          7823            147,421
S
ole                None            147421
Mellon Bk Corp          COM            585509102           3522           103,40
0        Sole                None           103,400
Merck & Co              COM            589331107           11009          163,86
0        Sole                None           163,860
Microsoft Corp          COM            594918104           30468          260,97
2        Sole                None           260,972
Optical Coating Lab Inc COM       683829105 1717      5800      Sole
    None
              5800
Pfizer Inc                   COM            717081103           7611
234,6
25       Sole                None           234,625
Procom Technology Inc   COM       74270W107 925       34900          Sole
    None           34900
Qualcomm Inc       COM       747525103 2114      12000          Sole
    None
              12000
Sprint Corp.       COM       852061100 559       8298      Sole
None
         8298
Weyerhaeuser Co         COM            962166104           51431          716,18
8        Sole                None           716,188